Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices related to the grant of certain equity awards
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times.
Historically, at its February meeting, it has been the Compensation Committee’s long-standing practice to review the Company’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year and, based on those reviews, approve the granting of equity awards for the upcoming fiscal year to our named executive officers. These equity awards are granted at the same time that equity awards are granted to all other employees who are eligible for such awards.
The dates for this meeting are generally set more than a year in advance on a fairly consistent cadence year over year. This meeting generally occurs after we have issued our earnings release announcing our fourth quarter and full year financial results for the prior fiscal year, and closer in time to the filing of our related Annual Report on Form
10-K,
which we generally do not believe includes additional material information beyond what we disclosed in our earnings release. As a result, the timing of our annual grants of equity awards, including stock options, occurs independent of the release of any material, non-public
information, and we do not time the disclosure of such information for the purpose of affecting the value of equity-based compensation.
As disclosed in the table below, for the annual equity grants that were made at the beginning of fiscal year 2024, the grants occurred one day before we filed our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023. However, because we issued our earnings release with our financial results for the fourth quarter and fiscal year ended December 31, 2023, on January 31, 2024, we considered the trading window to be open at the time these annual grants were made.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information

Marc N. Casper	2/21/2024	94,130	$552.85	14,470,769	2.1%

Stephen Williamson	2/21/2024	32,113	$552.85	4,779,797	2.1%

Michel Lagarde	2/21/2024	38,015	$552.85	5,642,596	2.1%

Gianluca Pettiti	2/21/2024	34,716	$552.85	5,157,710	2.1%

Frederick Lowery	2/21/2024	24,090	$552.85	3,607,722	2.1%

Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
As disclosed in the table below, for the annual equity grants that were made at the beginning of fiscal year 2024, the grants occurred one day before we filed our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023. However, because we issued our earnings release with our financial results for the fourth quarter and fiscal year ended December 31, 2023, on January 31, 2024, we considered the trading window to be open at the time these annual grants were made.

Name	Grant date	Number of securities underlying the award (#)	Exercise price of the award ($)	Grant date fair value of the award ($)
Percentage change in the closing market
price of the securities underlying the award
between the trading day ending immediately
prior to the disclosure of material nonpublic
information and the trading day beginning
immediately following the disclosure of
material nonpublic information

Marc N. Casper	2/21/2024	94,130	$552.85	14,470,769	2.1%

Stephen Williamson	2/21/2024	32,113	$552.85	4,779,797	2.1%

Michel Lagarde	2/21/2024	38,015	$552.85	5,642,596	2.1%

Gianluca Pettiti	2/21/2024	34,716	$552.85	5,157,710	2.1%

Frederick Lowery	2/21/2024	24,090	$552.85	3,607,722	2.1%

Marc N. Casper [Member]
Awards Close in Time to MNPI Disclosures
Name	Marc N. Casper
Underlying Securities	94,130
Exercise Price | $ / shares	$ 552.85
Fair Value as of Grant Date	$ 14,470,769
Underlying Security Market Price Change	2.1
Stephen Williamson [Member]
Awards Close in Time to MNPI Disclosures
Name	Stephen Williamson
Underlying Securities	32,113
Exercise Price | $ / shares	$ 552.85
Fair Value as of Grant Date	$ 4,779,797
Underlying Security Market Price Change	2.1
Michel Lagarde [Member]
Awards Close in Time to MNPI Disclosures
Name	Michel Lagarde
Underlying Securities	38,015
Exercise Price | $ / shares	$ 552.85
Fair Value as of Grant Date	$ 5,642,596
Underlying Security Market Price Change	2.1
Gianluca Pettiti [Member]
Awards Close in Time to MNPI Disclosures
Name	Gianluca Pettiti
Underlying Securities	34,716
Exercise Price | $ / shares	$ 552.85
Fair Value as of Grant Date	$ 5,157,710
Underlying Security Market Price Change	2.1
Frederick Lowery [Member]
Awards Close in Time to MNPI Disclosures
Name	Frederick Lowery
Underlying Securities	24,090
Exercise Price | $ / shares	$ 552.85
Fair Value as of Grant Date	$ 3,607,722
Underlying Security Market Price Change	2.1